SIGNIFICANT ACCOUNTING POLICIES (Gains and Losses Recorded for Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	May 07, 2013	Mar. 04, 2008
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other comprehensive income, net	$ (406)	$ 885	$ 413	$ 412
Gain (loss) recognized in Statements of Operations	32	186	1,341	(390)
Notional amount of derivative instrument	13,351		10,643
Value of loan hedged with interest rate swap					63,596	40,000
Interest rate on loan held as derivative instrument					0.61%	3.13%
Interest Rate Swap [Member] | Derivatives designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other comprehensive income, net	209	452	(677)	545
Interest Rate Swap [Member] | Financial (expense) income [Member] | Derivatives designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in Statements of Operations	(40)	(497)	635	(696)
Foreign exchange option and forward contracts [Member] | Derivatives designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other comprehensive income, net	(615)	433	1,090	(133)
Foreign exchange option and forward contracts [Member] | Operating income (expenses) [Member] | Derivatives designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in Statements of Operations	1,087	(349)	(349)	874
Foreign exchange forward contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain recorded in accumulated other comprehensive income			745
Notional amount of derivative instrument	4,234		15,182
Foreign exchange forward contracts [Member] | Derivatives not designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other comprehensive income, net
Foreign exchange forward contracts [Member] | Financial (expense) income [Member] | Derivatives not designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in Statements of Operations	(19)	732	1,235	(1,633)
Lease embedded derivative [Member] | Derivatives not designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other comprehensive income, net
Lease embedded derivative [Member] | Financial (expense) income [Member] | Derivatives not designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in Statements of Operations	(963)	300	(399)	992
Cash Fee [Member] | Derivatives not designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other comprehensive income, net
Cash Fee [Member] | Financial (expense) income [Member] | Derivatives not designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in Statements of Operations	$ (33)		$ 219	$ 73